Significant Accounting Policies - Schedule of Fair Value of Stock Options Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.78%	1.19%
Expected term (in years)	4 years 2 months 5 days	4 years 6 months
Volatility	79.00%	80.00%